SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease	$ 98,277	$ 154,234	$ 342,432	[1]
Total right-of-use assets		154,234	342,432
Operating lease	$ 104,988	152,325	174,061	[1]
Total current operating lease liabilities		152,325	174,061
Total non- current operating liabilities			158,895
Current Portion of Lease Liabilities [Member]
Lessee, Lease, Description [Line Items]
Operating lease		152,325	174,061
Operating lease			158,895
Right of Use Assets [Member]
Lessee, Lease, Description [Line Items]
Operating lease		$ 154,234	$ 342,432

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.